Stock Warrants (Details) - USD ($)		1 Months Ended	3 Months Ended
	May 18, 2023	Feb. 28, 2019	Jun. 30, 2023	May 17, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2020	Dec. 20, 2018
Stock Warrants
Fair value of warrants			$ 6,150,632		$ 7,519,101	$ 4,087,236
Stock issued for cashless exercise of the warrant	78,837
Warrant shares withheld	37,619
Change in the fair value of exercised warrant			$ 805,135
Number of common stock that each share of preferred stock may be converted into			2
Series B Preferred Stock
Stock Warrants
Number of common stock that each share of preferred stock may be converted into				2
December 2018 warrants
Stock Warrants
Aggregate exercise price of warrants								$ 1,250,000
Common stock shares called by warrants, as a percentage of the fully diluted capitalization of the Company								5.00%
Preferred stock shares called by warrants, as a percentage of the total issued and outstanding number of preferred shares								5.00%
Number of shares called by warrants			1,825,404		1,697,525	1,385,724
Fair value of warrants			$ 6,150,632		$ 7,392,041	$ 4,021,810
Estimated fair value of common stock, represented as price per share of recent sales of preferred stock			$ 0.5		$ 0.5	$ 0.5
October 2020 warrants
Stock Warrants
Fair value of warrants					$ 127,059	$ 65,426
October 2020 warrants | Series B Preferred Stock
Stock Warrants
Preferred stock shares called by warrants, as a percentage of the total issued and outstanding number of preferred shares							2.00%
Number of shares called by warrants					116,457
Exercise price of warrants							$ 5.01
Value of capital stock shares called by warrants					$ 116,457	$ 34,870
February 2019 warrants
Stock Warrants
Number of shares called by warrants		547,944
Exercise price of warrants		$ 1.825
Value of capital stock shares called by warrants		$ 1,000,000
Threshold proceeds from equity financing for exercise of warrants		$ 5,000,000
February 2019 warrants | Series A Preferred Stock
Stock Warrants
Number of shares called by warrants		273,972
Exercise price of warrants		$ 3.65